UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2018

Date of reporting period:	1/31/2018

Item 1. Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.7%
Alabama — 1.1%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%		10/01/44	500	$549,955
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250%		10/01/48	500	556,080
Lower Alabama Gas Dist. Rev., Ser. A	5.000%		09/01/46	4,500	5,590,800
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800%		05/01/34	1,000	1,088,370
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250%		11/01/33	1,750	1,885,817

					9,671,022

Alaska — 0.4%
Valdez Marine Term. Rev., Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 02/01/18)	0.940	%(cc)	10/01/25	3,100	3,100,000
Valdez Marine Term. Rev., Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 02/01/18)	0.940	%(cc)	12/01/29	300	300,000

					3,400,000

Arizona — 3.8%
Arizona Indl. Dev. Auth. Rev., Basis Schs. Proj., Ser. A, Rfgd., 144A	5.375%		07/01/50	1,000	1,055,670
Arizona Indl. Dev. Auth. Rev., Basis Schs. Proj., Ser. D, Rfgd., 144A	5.000%		07/01/51	675	696,458
Maricopa Cnty. Indl. Dev. Auth. Rev., Horizon Cmnty. Learning Ctr., Rfdg.	5.000%		07/01/35	2,000	2,025,760
Maricopa Cnty. Indl. Dev. Auth. Rev., Paradise Schs. Projs. Parago, Rfdg., 144A	5.000%		07/01/47	1,000	1,024,800
Maricopa Cnty. Indl. Dev. Auth. Rev., Reid Traditional Schs. Projs.	5.000%		07/01/47	1,000	1,044,010
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co. Proj., Ser. B, Rfdg.	7.250%		04/01/40	1,500	1,591,170
Phoenix City Indl. Dev. Auth. Rev., Basis Schs. Projs., Rfdg., 144A	5.000%		07/01/45	1,000	1,033,730
Phoenix City Indl. Dev. Auth. Rev., Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000%		07/01/46	1,000	1,033,100
Phoenix City Indl. Dev. Auth. Rev., Great Hearts Academies Proj.	5.000%		07/01/44	2,250	2,397,060
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000%		09/01/29	3,000	3,160,590
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%		12/01/32	4,890	5,757,633
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%		12/01/37	9,465	11,271,490
Tempe Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250%		12/01/42	1,000	1,064,850

					33,156,321

California — 10.5%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.	6.125%		07/01/41	775	859,118
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS	5.250	%(cc)	06/01/21	2,650	2,692,294
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS	5.450	%(cc)	06/01/28	4,500	4,569,885
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS, Ser. B	5.100	%(cc)	06/01/28	1,750	1,750,577
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%		07/01/39	1,770	1,868,677
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg. (Pre-refunded 11/15/21)(ee)	5.500%		11/15/40	750	857,618
California Mun. Fin. Auth. Rev., American Heritage Ed., Ser. A, Rfdg.	5.000%		06/01/46	750	812,603

California Poll. Ctrl. Fin. Auth. Rev., Green Bond, Calplant I Proj., AMT, 144A	8.000%		07/01/39	2,000	2,192,380
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250%		08/01/40	500	536,730
California St., GO	4.000%		08/01/46	1,000	1,047,720
California St., GO, Var. Purp.	5.500%		11/01/39	1,000	1,066,730
California St., GO, Var. Purp.	6.000%		04/01/38	3,500	3,669,295
California St., GO, Var. Purp.	6.000%		11/01/39	1,500	1,608,105
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000%		12/01/31	1,000	1,103,840
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000%		07/01/45	750	811,680
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, Rfdg., 144A	5.000%		07/01/51	1,000	1,074,860
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Kipp LA Proj., Ser. A, 144A	5.000%		07/01/45	650	727,077
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Kipp LA Proj., Ser. A, 144A	5.000%		07/01/47	620	686,160
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg., 144A	5.250%		11/01/44	750	797,160
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp., Rfdg.	5.000%		11/01/40	2,000	2,116,020
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A	5.250%		12/01/44	1,000	1,082,080
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000%		12/01/46	5,000	5,328,950
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250%		12/01/56	3,500	3,773,735
California Statewide Cmntys. Dev. Auth. Rev., Sr. Living Southn. Calif. Presbyterian Homes, 144A	7.250%		11/15/41	500	542,765
Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000%		09/01/34	500	547,110
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., 1st Sub., Ser. B, CABS	6.890	%(t)	06/01/47	10,000	1,370,100
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Ser. A-1	5.125%		06/01/47	2,620	2,619,948
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	5.750%		06/01/47	13,400	13,527,568
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-2, CABS	5.300	%(cc)	06/01/37	5,000	5,050,750
Inland Valley Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000%		09/01/44	1,000	1,097,560
Lincoln Pub. Fing., Auth. Spl. Assmt., Twelve Bridges, Sub., Ser. B	6.000%		09/02/27	1,000	1,097,610
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%		11/15/35	3,510	4,135,903
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/37	685	857,976
M-S-R Energy Auth. Calif. Rev., Ser. A	6.500%		11/01/39	2,060	2,870,404
M-S-R Energy Auth. Calif. Rev., Ser. A	7.000%		11/01/34	1,650	2,322,507
Palomar Pomerado Healthcare Dist. Calif., COP (Pre-refunded 11/01/20)(ee)	6.000%		11/01/41	1,800	2,011,986
Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125%		05/01/31	1,000	1,091,150
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250%		11/01/45	1,000	1,161,970
Riverside Cnty. Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E (Pre-refunded 10/01/20)(ee)	6.500%		10/01/40	2,000	2,258,440
San Buenaventura Rev., Cmnty. Mem. Hlth. Sys.	7.500%		12/01/41	1,000	1,126,480
San Buenaventura Rev., Cmnty. Mem. Hlth. Sys.	8.000%		12/01/26	500	592,390
San Francisco City & Cnty. Arpt. Comm. Rev., Ser. C, AMT, Rfdg.	5.000%		05/01/25	1,000	1,091,860
Santa Margarita Wtr. Dist. Spl. Tax Cmty. Facs., Ser. 2013-1, Vlg. of Sendero	5.625%		09/01/36	675	739,773

South Bayside Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000%	09/01/36	500	532,975
Tob. Secur. Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A-1	4.750%	06/01/23	3,780	3,780,832

				91,461,351

Colorado — 2.7%
City & Cnty. of Denver Rev., United Airlines Inc. Proj., AMT, Rfdg.	5.000%	10/01/32	500	541,680
Colorado Bridge Enterprise Rev., Central 70 Proj., AMT	4.000%	06/30/51	1,500	1,506,060
Colorado Edl. & Cultural Facs. Auth. Rev., Impt., Chrt. Sch. Univ. LA, Rfdg.	5.000%	12/15/45	1,000	1,051,720
Colorado Edl. & Cultural Facs. Auth. Rev., Lighthouse Bldg. Corp., Rfdg.	5.000%	11/01/44	885	889,965
Colorado Edl. & Cultural Facs. Auth. Rev., Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj., 144A	5.375%	07/01/44	1,350	1,370,763
Colorado Edl. & Cultural Facs. Auth. Rev., Windsor Chrt. Sch., Rfdg., 144A	5.000%	09/01/46	1,390	1,393,100
Colorado High Performance Transn. Enterprise Rev., C-470 Express Lanes	5.000%	12/31/56	1,000	1,084,350
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.000%	01/01/37	1,250	1,315,837
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.250%	01/01/37	550	570,422
Colorado Hlth. Facs. Auth. Rev., Covenant Retirement Cmntys., Rfdg.	5.000%	12/01/35	1,250	1,367,712
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Proj.	4.000%	01/15/45	2,500	2,535,725
Denver Convention Ctr. Htl. Auth. Rev., Sr. Bonds, Rfdg.	5.000%	12/01/40	650	727,148
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375%	09/01/26	1,000	1,079,990
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc., Sr. Lmt. Prop. TA., Rfdg.	5.000%	12/01/45	1,500	1,672,440
Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000%	12/01/40	1,000	1,034,590
Pub. Auth. Energy Nat. Gas Pur. Rev.	6.500%	11/15/38	4,045	5,582,990

				23,724,492

Connecticut — 0.7%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%	07/01/41	1,250	1,346,875
Harbor Point Infrastructure Impt. Dist. Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000%	04/01/39	2,000	2,179,300
Harbor Point Infrastructure Impt. Dist. Tax Alloc., Harbor Point Proj., Ser. A (Pre-refunded 04/01/20)(ee)	7.875%	04/01/39	2,000	2,262,140

				5,788,315

Delaware — 0.4%
Delaware St. Econ. Dev. Auth. Rev., Aspira Chrt. Sch., Ser. A	5.000%	06/01/46	1,000	1,004,670
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000%	09/01/46	500	543,950
Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg.	5.000%	07/01/32	1,375	1,475,884

				3,024,504

District of Columbia — 1.3%
Dist. of Columbia, Rev., Friendship Pub. Chrt. Sch.	5.000%	06/01/42	3,500	3,745,210
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%	04/01/34	400	440,116
Dist. of Columbia, Rev., Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000%	07/01/43	850	1,025,075

Dist. of Columbia, Rev., Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000%	07/01/48	725	874,328
Dist. of Columbia, Rev., Kipp DC Iss., Ser. A, Rfdg.	5.000%	07/01/48	1,250	1,389,275
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Ser. A, Rfdg.	5.000%	10/01/53	2,500	2,682,100
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250%	10/01/27	1,500	1,534,365

				11,690,469

Florida — 8.2%
Boggy Creek Impt. Dist. Spl. Assmt., Ser. 2013, Rfdg.	5.125%	05/01/43	2,760	2,786,938
Broward Cnty. Sys. Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,692,030
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350%	07/01/29	2,025	2,112,844
Celebration Pointe CDD 1, Spl. Assmt., Alachua Cnty., 144A	5.000%	05/01/48	1,000	1,027,510
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,122,500
Cityplace CDD Spl. Assmt., Rfdg.	5.000%	05/01/26	1,000	1,120,380
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	557,770
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,133,780
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Chrt. Fndtn., Ser. A	7.750%	06/15/42	2,000	2,150,000
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Chrt. Sch., Ser. A	6.000%	09/15/40	1,750	1,827,717
Florida Dev. Fin. Corp. Rev., Brightline Psngr. Rail, AMT, 144A (Mandatory put date 01/01/28)	5.625%	01/01/47	2,000	2,072,900
Florida Higher Edl. Facs. Fin. Auth. Rev., Ringling Clg. Proj.	5.000%	03/01/47	2,500	2,726,500
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Priority, Sub-Ser. A, AMT	4.000%	10/01/52	2,710	2,766,585
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000%	11/15/26	500	530,920
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000%	11/15/36	4,700	4,921,652
Indigo Cmnty. Dev. Dist., Spl. Assmt.(d)^	5.750%	05/01/36	935	448,800
Jacksonville Econ. Dev. Rev., Gerdau Ameristeel U.S., Inc., AMT	5.300%	05/01/37	3,000	3,000,300
Lakewood Ranch Stewardship Dist., Spl. Assmt.	4.875%	05/01/45	1,000	1,005,690
Lakewood Ranch Stewardship Dist., Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625%	05/01/27	500	517,435
Lakewood Ranch Stewardship Dist., Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375%	05/01/47	1,000	1,059,310
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250%	05/01/26	250	254,718
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125%	05/01/46	1,500	1,555,515
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg., 144A	3.950%	12/15/21	1,750	1,792,543
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg., 144A	4.200%	12/15/25	1,000	1,021,240
Miami-Dade Cnty. Hlth. Facs. Auth. Rev., Nicklaus Childrens Hosp., Rfdg.	4.000%	08/01/47	1,500	1,517,580
Miami-Dade Cnty. Wtr. & Swr. Sys. Rev., Ser. A, Rfdg.	4.000%	10/01/44	2,500	2,591,250
Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000%	05/01/37	1,980	2,084,247
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	5.000%	10/01/42	2,000	2,134,180

North Sumter Cnty. Util. Dependent Dist., Util. Rev.	5.750%	10/01/43	1,500	1,643,535
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000%	12/01/31	500	547,420
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500%	06/01/49	1,000	1,167,760
Sarasota Cnty. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	5.625%	07/01/39	1,000	1,048,550
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Rfdg.	5.250%	10/01/34	1,250	1,325,375
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Ser. A	6.250%	04/01/39	1,910	1,991,347
South Miami Hlth. Facs. Auth. Rev., Baptist Hlth. South Florida, Rfdg.	5.000%	08/15/47	1,000	1,124,170
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A, Rfdg. (Pre-refunded 08/01/20)(ee)	6.000%	08/01/45	1,000	1,106,510
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A, Rfdg. (Pre-refunded 11/15/19)(ee)	6.500%	11/15/39	1,500	1,627,755
Tallahassee Hlth. Facs. Mem. Rev. , Ser. A	5.000%	12/01/55	1,000	1,070,080
Village Cmnty. Dev. Dist. No. 7. Fla. Spl. Assmt., Rfdg.	4.000%	05/01/36	1,950	1,991,788
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt., Phase II, Rfdg.	6.125%	05/01/39	2,145	2,322,134
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt.	7.000%	05/01/41	775	896,474
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt., Rfdg.	5.500%	05/01/42	2,120	2,298,928
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt.	5.125%	05/01/43	1,155	1,284,787
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt.	6.000%	05/01/44	900	1,050,111
Village Cmnty. Dev. Dist. No.11. Fla. Spl. Assmt.	4.500%	05/01/45	1,445	1,471,270

				71,500,828

Georgia — 0.9%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000%	01/01/30	500	540,620
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Ser. D, Rfdg.	4.125%	11/01/45	2,000	1,998,260
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A, Rfdg.	8.750%	06/01/29	2,000	2,275,800
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150%	02/01/20	1,000	1,050,060
Priv. Colleges & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000%	04/01/44	1,500	1,629,780

				7,494,520

Guam — 0.1%
Guam Govt. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000%	07/01/35	500	532,750

Hawaii — 0.9%
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. A, Rfdg.	5.500%	07/01/40	1,000	1,068,010
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B	5.750%	07/01/40	500	537,045
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., 15 Craigside Proj., Ser. A (Pre-refunded 11/15/19)(ee)	9.000%	11/15/44	1,000	1,128,040
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500%	07/01/43	2,500	2,790,950
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co.	6.500%	07/01/39	1,000	1,062,980
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co., Ser. B, AMT, Rfdg.	4.000%	03/01/37	1,000	1,032,450

				7,619,475

Idaho — 0.2%
Idaho Hlth. Facs. Auth. Rev., Madison Mem. Hosp., Rfdg.	5.000%	09/01/37	1,000	1,066,750
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Ser. A	6.750%	11/01/37	1,000	1,035,650

				2,102,400

Illinois — 11.6%
Chicago Brd. of Edu., GO, Ser. A, 144A	7.000%	12/01/46	1,500	1,807,080
Chicago Brd. of Edu., GO, Ser. A., Rfdg.	7.000%	12/01/44	3,000	3,516,060
Chicago Brd. of Edu., GO, Ser. H	5.000%	12/01/46	1,000	1,028,100
Chicago Brd. of Edu., Spl. Tax	6.000%	04/01/46	1,500	1,767,900
Chicago O’Hare Int’l. Arpt. Rev., Gen., Sr. Lien, Ser. D, AMT	5.000%	01/01/52	1,000	1,101,910
Chicago O’Hare Int’l. Arpt. Rev., Gen., Third Lien, Ser. C (Pre-refunded 01/01/21)(ee)	6.500%	01/01/41	1,000	1,137,720
Chicago O’Hare Int’l. Arpt. Rev., Gen., Third Lien, Ser. C, AMT, Rfdg.	5.375%	01/01/39	1,500	1,652,955
Chicago O’Hare Int’l. Arpt. Rev., Ser. C, AMT, Rfdg.	4.375%	01/01/40	2,000	2,052,140
Chicago O’Hare Int’l. Arpt. Rev., Sr. Lien, Ser. G, AMT	5.000%	01/01/52	1,000	1,101,910
Chicago Transit Auth. Rev., Second Lien	5.000%	12/01/46	5,000	5,403,400
Chicago Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000%	01/01/39	3,355	3,629,439
Chicago, IL, GO, Ser. 2003 B, Rmkt., Rfdg.	5.000%	01/01/23	750	814,110
Chicago, IL, GO, Ser. 2005 D, Rmkt., Rfdg.	5.500%	01/01/37	5,790	6,230,214
Chicago, IL, GO, Ser. 2007 E, Rmkt., Rfdg.	5.500%	01/01/35	3,000	3,228,090
Chicago, IL, GO, Ser. A	5.500%	01/01/39	1,840	1,977,614
Chicago, IL, GO, Ser. A, Rfdg.	5.000%	01/01/34	3,600	3,760,812
Chicago, IL, GO, Ser. A, Rfdg.	6.000%	01/01/38	2,500	2,855,600
Chicago, IL, GO, Ser. C, Rfdg.	5.000%	01/01/26	1,000	1,099,250
Chicago, IL, GO, Ser. C, Rfdg.	5.000%	01/01/38	2,500	2,621,375
Illinois Fin. Auth. Rev., Cent. DuPage Hlth., Ser. B, Rfdg. (Pre-refunded 11/01/19)(ee)	5.500%	11/01/39	1,500	1,601,970
Illinois Fin. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450%	11/01/36	1,000	1,048,330
Illinois Fin. Auth. Rev., Impt., Chicago Intl., Rfdg.	5.000%	12/01/47	1,000	1,040,110
Illinois Fin. Auth. Rev., NorthWestern Mem. Hlth., Ser. A, Rfdg.	4.000%	07/15/47	1,500	1,551,705
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A, Rfdg. (Pre-refunded 08/15/19)(ee)	6.000%	08/15/39	1,500	1,603,065
Illinois Fin. Auth. Rev., Presence Health Netw., Ser. C, Rfdg.	4.000%	02/15/41	6,000	5,978,580
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Pre-refunded 08/15/19)(ee)	7.750%	08/15/34	10	10,936
Illinois Fin. Auth. Rev., Swedish Covenant, Ser. A, Rfdg. (Pre-refunded 02/15/20)(ee)	6.000%	08/15/38	1,500	1,629,480
Illinois St., GO	4.000%	06/01/36	3,000	2,810,400
Illinois St., GO	5.000%	01/01/32	1,335	1,402,564
Illinois St., GO	5.000%	05/01/33	950	987,610
Illinois St., GO	5.000%	03/01/36	1,800	1,847,988
Illinois St., GO	5.000%	05/01/36	2,000	2,075,860
Illinois St., GO	5.000%	02/01/39	2,165	2,240,905
Illinois St., GO	5.000%	05/01/39	1,000	1,036,260
Illinois St., GO	5.250%	07/01/31	1,000	1,050,340
Illinois St., GO, Rfdg.	5.000%	08/01/25	1,000	1,052,980
Illinois St., GO, Rfdg., AGM	4.000%	02/01/31	500	512,930
Illinois St., GO, Ser. A	5.000%	01/01/33	2,000	2,053,480
Illinois St., GO, Ser. A	5.000%	12/01/35	2,000	2,116,100
Illinois St., GO, Ser. A	5.000%	12/01/42	2,500	2,636,900
Illinois St., GO, Ser. C	5.000%	11/01/29	2,000	2,128,420
Illinois St., GO, Ser. D	5.000%	11/01/28	2,500	2,664,650

Metropolitan Pier & Exposition Auth., Rev., McCormick Place Expnsn. Proj.	5.000%	06/15/57	1,000	1,077,450
Railsplitter Tob. Settlement Auth. Rev., (Pre-refunded 06/01/21)(ee)	6.000%	06/01/28	2,250	2,561,152
Regl. Transn. Auth. Rev., Ser. A	4.000%	06/01/38	4,015	4,147,093
Regl. Transn. Auth. Rev., Ser. A	4.000%	06/01/39	3,015	3,111,993
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000%	03/01/40	1,500	1,530,585

				100,295,515

Indiana — 0.7%
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000%	10/01/39	1,000	1,015,030
Indianapolis Loc. Pub. Impt. Bank Rev., Wtrwks Proj., Ser. A	5.750%	01/01/38	815	845,628
Valparaiso Rev., Pratt Paper LLC Proj., AMT	5.875%	01/01/24	800	895,608
Valparaiso Rev., Pratt Paper LLC Proj., AMT	7.000%	01/01/44	1,500	1,779,090
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc. (Pre-refunded 09/01/21)(ee)	7.750%	09/01/31	1,500	1,809,855

				6,345,211

Iowa — 1.4%
Ames Hosp. Rev, Mary Greeley Med. Ctr. (Pre-refunded 06/15/20)(ee)	5.250%	06/15/36	1,000	1,082,570
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.000%	12/01/19	420	434,154
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.250%	12/01/25	4,600	4,861,832
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.500%	12/01/22	5,600	5,697,552

				12,076,108

Kansas — 0.1%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth., Rfdg.	5.750%	11/15/38	1,000	1,064,710

Kentucky — 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Healthcare Sys., Ser. B	5.000%	08/15/46	2,000	2,170,460
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	6.250%	06/01/39	500	529,380
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. B	5.625%	09/01/39	500	528,775

				3,228,615

Louisiana — 0.8%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev., Westlake Chem. Corp., Ser. A-2	6.500%	11/01/35	1,000	1,113,130
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev., Woman’s Hosp. Fndtn., Ser. A (Pre-refunded 10/01/20)(ee)	6.000%	10/01/44	2,000	2,224,120
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000%	05/15/47	1,000	1,092,320
Louisiana Pub. Facs. Auth. Rev., Provident Group-Flagship Pptys., Rfdg.	5.000%	07/01/57	1,000	1,093,370
New Orleans Sewerage Serv. Rev.	5.000%	06/01/45	500	555,955
New Orleans Sewerage Serv. Rev., Rfdg.	5.000%	06/01/44	1,000	1,105,990

				7,184,885

Maine — 0.6%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., E. Maine Healthcare, Ser. A	4.000%	07/01/46	3,000	2,613,030
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500%	07/01/32	2,000	2,246,320

				4,859,350

Maryland — 2.2%
Anne Arundel Cnty. Tax Alloc., Vlg. South Waugh Chapel Proj.	6.250%	07/01/40	2,000	2,052,960
Baltimore Rev., Convention Ctr. Hotel, Rfdg.	5.000%	09/01/46	1,000	1,107,440
Frederick Cnty. Spl. Oblig. Rev., Jefferson Tech. Park, Ser. B, 144A	7.125%	07/01/43	1,995	2,158,450
Frederick Cnty. Spl. Oblig. Tax, Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500%	07/01/40	4,510	4,761,884
Howard Cnty. Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100%	02/15/44	1,420	1,459,561
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Potomac Elect. Pwr. Co., Rfdg.	6.200%	09/01/22	1,000	1,050,730
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Transn. Facs. Proj., Ser. A, Rfdg.	5.000%	06/01/35	1,000	1,124,440
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg. (Pre-refunded 01/01/21)(ee)	6.250%	01/01/41	1,500	1,691,370
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Pre-refunded 07/01/21)(ee)	6.000%	07/01/41	600	684,780
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Univ. of MD Med. Sys. Iss.	4.000%	07/01/48	3,000	3,052,080

				19,143,695

Massachusetts — 1.0%
Massachusetts St. Dev. Fin. Agcy. Rev., SABIS Intl. Chrt. Sch., Rfdg.	5.000%	04/15/40	1,250	1,333,125
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Rfdg. (Pre-refunded 01/01/21)(ee)	7.250%	01/01/32	1,200	1,383,336
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Ser. I, Unrefunded, Rfdg.	7.250%	01/01/32	800	914,136
Massachusetts St. Dev. Fin. Agcy. Rev., UMass Mem. Healthcare, Rfdg.	5.000%	07/01/38	2,130	2,345,364
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%	07/01/32	3,000	3,007,470

				8,983,431

Michigan — 1.8%
Michigan Fin. Auth. Rev., Henry Ford Hlth., Rfdg.	4.000%	11/15/46	4,000	4,008,640
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr.	5.000%	07/01/35	500	549,960
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr., Ser. C-1	5.000%	07/01/44	1,000	1,091,590
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375%	10/15/41	750	835,620
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth. (Pre-refunded 11/15/19)(ee)	5.750%	11/15/39	1,000	1,072,940
Michigan St. Strategic Fund Rev., Var. Detroit Ed., Rmkt., Rfdg.	5.625%	07/01/20	1,000	1,083,510
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500%	12/01/20	1,500	1,542,120
Star Intl. Academy Rev., Pub. Sch. Academy, Rfdg.	5.000%	03/01/33	2,000	2,048,020
Summit Academy Rev., Rfdg.	6.250%	11/01/25	1,750	1,752,415

Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000%		12/01/28	1,500	1,669,590

					15,654,405

Minnesota — 0.5%
Hugo Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000%		07/01/44	1,250	1,260,088
St. Cloud Rev., Centracare Hlth., Ser. A, Rfdg.	4.000%		05/01/37	1,250	1,310,012
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded 11/15/25)(ee)	5.000%		11/15/44	1,000	1,198,530
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT, 144A	4.500%		10/01/37	1,000	928,340

					4,696,970

Mississippi — 0.3%
Mississippi St. Bus. Fin. Corp. Rev., Chevron USA, Inc., Ser. I, FRDD (Mandatory put date 02/01/18)	0.960	%(cc)	11/01/35	305	305,000
Mississippi St. Bus. Fin. Corp. Rev., Chevron USA, Inc., Ser. L, FRDD (Mandatory put date 02/01/18)	0.990	%(cc)	11/01/35	1,600	1,600,000
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj. Rev., Ser. A	6.500%		09/01/32	1,000	1,029,250

					2,934,250

Missouri — 2.3%
Joplin Indl. Dev. Auth. Rev., Freeman Hlth. Sys., Rfdg.	5.000%		02/15/35	1,000	1,080,970
Lees Summit, Tax Alloc., Rfdg. & Impt., Summit Fair Proj., 144A	4.875%		11/01/37	2,000	1,950,560
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875%		11/01/39	1,500	1,528,245
Missouri St. Hlth. & Ed. Facs. Auth. Rev., BJC Hlth. Sys., Ser. A	4.000%		01/01/45	2,010	2,056,290
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs.	6.000%		02/01/41	1,000	1,082,390
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs., Rfdg.	5.000%		02/01/44	4,000	4,264,080
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Svcs., Ser. A	5.000%		02/01/46	1,000	1,083,520
Missouri St. Hlth. & Ed. Facs. Auth. Rev., St. Louis Clg. Pharmacy, Ser. B	5.000%		05/01/45	1,500	1,595,415
Missouri St. Hlth. & Ed. Facs. Auth. Rev., The Children’s Mercy Hosp., Ser. A	4.000%		05/15/48	1,000	1,015,480
Poplar Bluff Regl. Transn. Dev. Dist., Transn. Sales Tax Rev.	4.750%		12/01/42	2,100	2,213,736
St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Vlg. Sunset Hills, Ser. A	5.875%		09/01/43	1,000	1,141,170
St. Louis Cnty. Indl. Dev. Auth. Rev., St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125%		12/01/45	1,000	1,051,580

					20,063,436

Nebraska — 0.1%
Central Plains Energy Proj. Rev., Proj. #3, Ser. A, Rfdg.	5.000%		09/01/42	1,000	1,227,070

Nevada — 0.4%
Carson City Rev., Carson Tahoe Regl. Med. Ctr., Rfdg.	5.000%		09/01/47	1,000	1,100,640
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000%		08/01/23	1,370	1,406,894
Nevada St. Dept. of Bus. & Ind. Rev., Somerset Acad., Ser. A, 144A	5.125%		12/15/45	1,000	1,012,530

					3,520,064

New Jersey — 9.2%
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., AMT, Rfdg.	5.750%	09/15/27	1,530	1,701,804
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250%	09/15/29	5,000	5,469,550
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875%	09/15/19	1,535	1,581,664
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125%	09/15/23	5,000	5,534,450
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625%	11/15/30	2,275	2,583,308
New Jersey Econ. Dev. Auth. Rev., Goethals Bridge, AMT	5.375%	01/01/43	1,390	1,541,413
New Jersey Econ. Dev. Auth. Rev., N. Star Academy Chrt. Sch. Newark	5.000%	07/15/47	1,000	1,074,790
New Jersey Econ. Dev. Auth. Rev., Port Newark Container, AMT, Rfdg.	5.000%	10/01/47	2,500	2,698,625
New Jersey Econ. Dev. Auth. Rev., Provident Grp., Rowan Pptys. LLC, Ser. A	5.000%	01/01/48	1,000	1,061,090
New Jersey Econ. Dev. Auth. Rev., Ser. AAA,	5.000%	06/15/41	2,000	2,137,220
New Jersey Econ. Dev. Auth. Rev., Ser. BBB, Rfdg.	5.500%	06/15/30	1,500	1,714,695
New Jersey Econ. Dev. Auth. Rev., Ser. DDD	5.000%	06/15/42	1,000	1,067,780
New Jersey Econ. Dev. Auth. Rev., Ser. WW	5.250%	06/15/40	1,250	1,341,387
New Jersey Econ. Dev. Auth. Rev., St. Gov’t. Bldgs. Proj., Ser. C	5.000%	06/15/47	2,000	2,133,080
New Jersey Econ. Dev. Auth. Rev., Sub-Ser. A, Rfdg.	4.000%	07/01/34	2,500	2,490,975
New Jersey Econ. Dev. Auth. Rev., Team Academy Chrt. Sch. Proj.	6.000%	10/01/43	1,700	1,887,952
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.000%	06/15/37	1,500	1,557,690
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.125%	06/15/43	1,100	1,145,078
New Jersey Econ. Dev. Auth. Rev., United Airlines, Inc. Proj., Rmkt., AMT	5.500%	06/01/33	2,000	2,240,500
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp. (Pre-refunded 07/01/21)(ee)	6.000%	07/01/41	500	571,545
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	4.000%	07/01/41	1,500	1,527,060
New Jersey Healthcare Facs. Fin. Auth. Rev., Barnabas Hlth., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.625%	07/01/37	1,000	1,127,150
New Jersey Healthcare Facs. Fin. Auth. Rev., Hackensack Meridian Hlth., Rfgd.	4.000%	07/01/52	1,000	1,012,540
New Jersey Healthcare Facs. Fin. Auth. Rev., Inspira Hlth. Obligated Grp.	4.000%	07/01/47	750	755,250
New Jersey Healthcare Facs. Fin. Auth. Rev., Princeton Healthcare Sys., Ser. A, Rfdg.	5.000%	07/01/39	1,000	1,103,880
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Barnabas Healthcare Sys. Oblig., Ser. A, Rfdg.	5.000%	07/01/43	1,500	1,672,230
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Joseph’s Healthcare Sys. Oblig., Rfdg.	4.000%	07/01/48	1,500	1,433,805
New Jersey Healthcare Facs. Fin. Auth. Rev., University Hosp., Ser. A, AGM, Rfdg.	5.000%	07/01/46	1,500	1,660,215
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	5.750%	07/01/33	2,000	2,109,180
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Fed. Hwy. Reimbursement Nts., Ser. A1	5.000%	06/15/28	1,250	1,388,800
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Trans. Sys., Ser. A	5.875%	12/15/38	2,000	2,060,080
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Trans. Sys., Ser. AA	5.000%	06/15/45	1,200	1,271,952
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Trans. Sys., Ser. AA	5.250%	06/15/41	1,000	1,078,390

New Jersey Turnpike Auth. Rev., Ser. G, Rfdg.	4.000%		01/01/43	1,500	1,549,620
South Jersey Port Corp. Rev., Sub-Marine Term, Ser. B, AMT	5.000%		01/01/48	500	532,980
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000%		11/01/39	750	814,702
Tob. Settlement Fing. Corp. Rev., Ser. 1A, Rfdg.	4.625%		06/01/26	6,030	6,070,582
Tob. Settlement Fing. Corp. Rev., Ser. 1A, Rfdg.	4.750%		06/01/34	3,000	2,949,630
Tob. Settlement Fing. Corp. Rev., Ser. 1A, Rfdg.	5.000%		06/01/41	8,610	8,486,963

					80,139,605

New York — 4.3%
Brooklyn Arena Loc. Dev. Corp. Rev., Barclays Ctr. Proj. (Pre-refunded 01/15/20)(ee)	6.375%		07/15/43	1,250	1,363,537
Buffalo & Erie Cnty. Indl. Land Dev. Corp. Rev., Tapestry Chrt. Sch. Proj., Ser. A	5.000%		08/01/47	750	788,190
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rdfg., 144A	5.000%		01/01/35	1,000	1,095,240
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev., Asset Bkd., 1st Sub., Ser. B, CABS	7.060	%(t)	06/01/47	5,000	653,400
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev., Asset Bkd., 2nd Sub., Ser. C, CABS	7.590	%(t)	06/01/50	4,000	359,800
Glen Cove Loc. Econ. Asst. Corp. Rev., Garvies Pt. Impt. Proj., Ser. A	5.000%		01/01/56	2,105	2,186,211
Glen Cove Loc. Econ. Asst. Corp. Rev., Garvies Pt. Impt. Proj., Ser. C, CABS (Convert to Fixed on 01/01/24)	0.000%		01/01/55	1,000	818,640
Jefferson Cnty. Civic Facs. Dev. Corp. Rev., Samaritan Med. Ctr. Proj., Rfdg.	4.000%		11/01/47	1,000	938,680
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750%		11/15/51	1,750	1,975,785
New York Liberty Dev. Corp. Rev., Class 1-3 World Trade Ctr., Rfdg., 144A	5.000%		11/15/44	5,000	5,371,150
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A (Pre-refunded 07/01/20)(ee)	6.000%		07/01/40	1,000	1,102,510
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., Rfdg., 144A	5.000%		12/01/37	200	216,896
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., Rfdg., 144A	5.000%		12/01/45	1,000	1,072,130
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	4.000%		07/01/41	3,000	3,052,620
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	4.000%		07/01/46	2,000	2,028,220
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	5.250%		01/01/50	7,250	7,964,270
Onondaga Civic Dev. Corp. Rev., St. Joseph Hosp. Hlth. Ctr., Ser. 2012 (Pre-refunded 07/01/22)(ee)	5.000%		07/01/42	1,000	1,136,090
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%		12/01/20	500	527,485
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	6.000%		12/01/42	2,500	2,761,400
TSASC, Inc., Rev., Ser. 1, Rfdg.	5.000%		06/01/41	2,000	2,228,540

					37,640,794

North Carolina — 0.4%
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000%		01/01/39	750	789,375
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000%		10/01/35	1,000	1,060,340
North Carolina Tpk. Auth. Rev., Ser. A, Rfdg.	5.000%		07/01/51	1,250	1,366,538

					3,216,253

North Dakota — 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.000%	07/01/35	750	827,273

Ohio — 4.5%
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.125%	06/01/24	4,620	4,449,245
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.375%	06/01/24	2,995	2,888,198
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/30	6,500	6,304,935
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/47	8,655	8,373,626
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	6.500%	06/01/47	5,675	5,653,719
Cuyahoga Cnty. Hosp. Rev., Metro Hlth. Sys., Rfdg.	5.000%	02/15/57	1,000	1,051,170
Cuyahoga Cnty. Hosp. Rev., Metro Hlth. Sys., Rfdg.	5.500%	02/15/57	1,000	1,097,690
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj., Ser. A	4.000%	11/01/45	2,000	2,054,940
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%	06/01/42	1,250	1,366,175
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Rfdg. (Pre-refunded 06/01/21)(ee)	6.250%	12/01/34	600	687,804
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.000%	11/15/41	750	866,850
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.500%	11/15/37	875	1,027,294
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250%	08/01/41	1,200	1,315,332
Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500%	01/15/48	1,000	1,029,100
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000%	06/30/53	1,000	1,097,140

				39,263,218

Oklahoma — 0.7%
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg. (Pre-refunded 02/15/22)(ee)	5.000%	02/15/42	1,500	1,682,940
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Rfdg.	5.250%	11/15/45	1,000	1,131,380
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A, Rfdg. (Pre-refunded 05/01/20)(ee)	7.125%	11/01/30	1,000	1,117,190
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, AMT, Rfdg. (Mandatory put date 06/01/25)	5.000%	06/01/35	1,250	1,355,950
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Ser. A, AMT, Rfdg.	5.500%	06/01/35	1,000	1,081,780

				6,369,240

Oregon — 0.3%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400%	10/01/44	1,000	1,070,860
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000%	05/15/42	1,000	1,086,610

				2,157,470

Pennsylvania — 6.0%
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375%	12/01/41	2,700	2,975,427
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000%	10/01/44	1,000	1,050,180
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	5.250%	01/01/41	1,000	1,030,940

Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	6.125%		01/01/45	2,000	2,095,160
Doylestown Hosp. Auth. Rev., Doylestown Hosp., Ser. A, Rfdg.	5.000%		07/01/46	2,155	2,277,555
East Hempfield Township Indl. Dev. Auth. Rev., Student Svcs. Inc., Student Hsg. Proj.	5.000%		07/01/46	1,000	1,057,790
Geisinger Auth. Hlth. Sys. Rev., Ser. A-1	5.125%		06/01/41	1,450	1,553,574
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000%		07/01/45	2,000	2,121,260
Pennsylvania Econ. Dev. Fin. Auth. Rev., Swr. Sludge Disp., Philadelphia Biosolids Fac.	6.250%		01/01/32	750	796,140
Pennsylvania Econ. Dev. Fin. Auth. Rev., US Airways Grp., Ser. B, Gty. Agmt.	8.000%		05/01/29	490	540,514
Pennsylvania Tpk. Commn. Rev., Ser. A-1	5.000%		12/01/41	5,170	5,805,393
Pennsylvania Tpk. Commn. Rev., Ser. A-1	5.000%		12/01/46	3,950	4,417,127
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A	5.500%		12/01/42	1,500	1,738,470
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A	5.500%		12/01/46	1,740	2,010,883
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A-1	5.000%		12/01/46	2,000	2,196,640
Pennsylvania Tpk. Commn. Rev., Sub., Ser. B-1	5.250%		06/01/47	2,000	2,262,860
Philadelphia Arpt. Rev., Ser. B, AMT, Rfdg.	5.000%		07/01/47	1,000	1,120,240
Philadelphia Auth. for Indl. Dev. Rev., First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250%		06/15/43	2,000	2,290,800
Philadelphia Auth. for Indl. Dev. Rev., Gtr. Philadelphia Hlth Action, Rfdg.	6.625%		06/01/50	3,000	3,125,790
Philadelphia Auth. for Indl. Dev. Rev., Mariana Bracetti Academy	7.625%		12/15/41	2,000	2,265,040
Philadelphia Auth. for Indl. Dev. Rev., New Fndtn. Chrt. Sch. Proj.	6.625%		12/15/41	1,000	1,112,340
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Rfdg.	5.000%		07/01/34	1,000	1,087,590
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625%		07/01/42	6,750	7,376,197

					52,307,910

Puerto Rico — 0.7%
Puerto Rico Comnwlth. Adequate & Swr. Auth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.750%		07/01/37	1,350	1,002,375
Puerto Rico Comnwlth. Adequate & Swr. Auth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%		07/01/47	1,125	832,500
Puerto Rico Comnwlth., GO, Ser. A, Rfdg.(d)	8.000%		07/01/35	5,200	1,393,600
Puerto Rico Elec. Pwr. Auth. Rev., Ser. A(d)	6.750%		07/01/36	2,000	710,000
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX(d)	5.250%		07/01/40	2,000	710,000
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A , CABS(d)	19.420	%(t)	08/01/33	5,000	257,950
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A(d)	5.375%		08/01/39	1,500	230,625
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A(d)	5.750%		08/01/37	1,000	153,750
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A(d)	6.000%		08/01/42	2,150	330,563

					5,621,363

Rhode Island — 0.1%
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000%		06/01/40	600	644,070

South Carolina — 0.5%
South Carolina Prt. Auth. Rev., AMT	4.000%		07/01/45	1,500	1,528,905
South Carolina St. Pub. Svc. Auth. Rev., Ser. E, Rfdg.	5.250%		12/01/55	2,500	2,791,825

					4,320,730

South Dakota — 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000%	07/01/42	1,655	1,767,573

Tennessee — 1.4%
Bristol Indl. Dev. Brd. Sales Tax Rev., Ser. A, 144A	5.125%	12/01/42	3,000	2,883,090
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A	5.250%	01/01/45	2,000	2,142,980
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, Rfdg.	6.000%	07/01/38	1,000	1,067,160
Memphis-Shelby Cnty. Indl. Dev. Brd. Tax Alloc., Sr. Tax Incr.-Graceland, Ser. A, Rfdg.	5.625%	01/01/46	500	519,785
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000%	07/01/37	850	891,769
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Vanderbilt Univ. Med. Ctr., Ser. A	4.000%	07/01/47	2,000	2,022,660
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250%	12/01/42	1,100	1,138,775
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%	02/01/22	1,000	1,104,160

				11,770,379

Texas — 9.8%
Arlington Higher Ed. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625%	08/15/46	1,050	1,050,830
Austin Convention Enterprises, Inc., Sub., Second Tier, Ser. B, Rfdg.	5.000%	01/01/32	1,000	1,135,290
Austin Convention Enterprises, Inc., Sub., Second Tier, Ser. B, Rfdg.	5.000%	01/01/34	1,050	1,183,392
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndt., Rfdg.	5.000%	07/15/41	1,250	1,351,925
Board of Managers Jt., Guadalupe Cnty., City of Seguin Hosp. Rev., Rfdg.	5.000%	12/01/45	500	511,335
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., AMT, Rmkt., Rfdg.(d)^	5.400%	05/01/29	2,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. A, AMT, Elec. Rmkt., Rfdg.(d)^	8.250%	10/01/30	3,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.(d)^	5.400%	10/01/29	1,000	—
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt., Rfdg.	6.125%	04/01/45	2,050	2,203,258
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Pre-refunded 01/01/20)(ee)	5.750%	01/01/25	1,000	1,077,700
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Pre-refunded 01/01/21)(ee)	6.000%	01/01/41	2,000	2,241,020
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000%	01/01/45	1,000	1,101,290
Central Tex. Regl. Mobility Auth. Rev., Sub., Rfdg.	4.000%	01/01/41	1,000	1,008,760
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.000%	08/15/42	1,000	1,047,430
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch. (Pre-refunded 08/15/21)(ee)	5.750%	08/15/41	1,000	1,135,830
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%	08/15/43	1,000	1,147,840
Clifton Higher Ed. Fin. Corp. Rev., Tejano Cmnty. Ctr., Ser. A, Rfdg.	9.000%	02/15/38	2,000	2,006,860
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A (Pre-refunded 12/01/20)(ee)	6.125%	12/01/40	3,000	3,359,940
Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250%	09/01/44	1,370	1,470,640

Grand Parkway Transn. Corp., 1st Tier Toll Rev., Ser. A	5.125%		10/01/43	2,000	2,214,280
Gulf Coast Wste. Disp. Auth. Rev., Exxon Proj., Rfdg., FRDD (Mandatory put date 02/01/18)	0.940	%(cc)	06/01/20	2,000	2,000,000
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Houston Methodist Hosp. Oblig.	4.000%		12/01/45	1,500	1,527,690
Houston Arpt. Sys. Rev., Ser. B-1, AMT	5.000%		07/15/35	2,000	2,180,200
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., AMT, Rfdg.	6.625%		07/15/38	1,500	1,662,510
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000%		07/01/32	1,000	1,090,720
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	5.000%		07/01/25	250	272,380
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	5.000%		02/15/42	1,250	1,310,862
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A (Pre-refunded 05/15/21)(ee)	6.500%		05/15/31	465	534,257
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A, (Pre-refunded 05/15/21)(ee)	6.500%		05/15/31	535	614,683
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000%		08/15/35	3,000	3,250,290
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000%		06/01/30	1,000	1,049,950
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000%		06/01/30	1,800	1,889,910
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt., Rfdg.	6.300%		11/01/29	1,000	1,077,600
New Hope Cultural Ed. Facs. Corp. Rev., CHF Collegiate Housing, Tarleton St. Proj., Ser. A	5.000%		04/01/47	1,000	1,081,630
New Hope Cultural Ed. Facs. Corp. Rev., Children’s Hlth. Sys., Ser. A, Rfdg.	4.000%		08/15/40	1,250	1,279,887
New Hope Cultural Ed. Facs. Corp. Rev., Jubilee Academic Ctr., Ser. A, 144A	5.125%		08/15/47	1,000	1,001,100
New Hope Cultural Ed. Facs. Corp. Rev., Jubilee Academic Ctr., Ser. A, Rfdg., 144A	5.000%		08/15/46	2,000	1,949,520
New Hope Cultural Ed. Facs. Corp. Rev., MRC Crestview, Rfdg.	5.000%		11/15/46	1,150	1,188,744
New Hope Cultural Ed. Facs. Corp. Rev., Westminster Manor Proj., Rfdg.	4.000%		11/01/36	1,250	1,249,938
North Tex. Twy. Auth. Rev., First Tier, Sys., Rfdg. (Pre-refunded 01/01/21)(ee)	6.000%		01/01/38	2,000	2,244,060
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A, Rfdg.	6.250%		01/01/39	195	202,937
North Tex. Twy. Auth. Rev., Ser. A, Rfdg.	4.000%		01/01/38	2,000	2,067,100
Pharr Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Pre-refunded 08/15/19)(ee)	6.500%		08/15/39	175	188,071
Pharr Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Pre-refunded 08/15/19)(ee)	6.500%		08/15/39	825	886,619
Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000%		08/15/46	1,000	1,002,050
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B(d)^	6.150%		08/01/22	1,000	—
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Pre-refunded 08/15/20)(ee)	6.700%		08/15/40	1,000	1,122,790
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Baylor Scott & White Hlth., Ser. A, Rfdg.	4.000%		11/15/42	2,750	2,826,092
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Barton Creek Sr. Living Ctr., Rfdg.	5.000%		11/15/40	1,100	1,158,608
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Hlth. Resources Sys. Oblig., Ser. A, Rfdg.	4.000%		02/15/47	2,000	2,050,920
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000%		10/01/44	1,000	1,070,010

Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. A	5.250%		12/15/26	4,100	4,834,556
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. B, 3 Month LIBOR + 0.700%	1.780	%(c)	12/15/26	1,500	1,473,120
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, Blueridge Transn., AMT	5.000%		12/31/50	1,930	2,114,585
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, LBJ Infrastructure	7.000%		06/30/40	4,670	5,185,288
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners	6.875%		12/31/39	2,000	2,175,420
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750%		06/30/43	500	581,985
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000%		12/31/38	1,500	1,770,660
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A (Pre-refunded 02/15/20)(ee)	6.200%		02/15/40	1,000	1,087,150

					85,501,512

Utah — 0.3%
Salt Lake City Corp. Arpt. Rev., Ser. A, AMT	5.000%		07/01/47	1,100	1,238,853
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000%		04/15/45	1,000	1,042,560

					2,281,413

Vermont — 0.1%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj., Rfdg.	5.400%		05/01/33	1,100	1,170,587

Virginia — 1.7%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	0.000%		07/15/40	1,000	852,290
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875%		03/01/36	1,250	1,356,913
Virginia Small Business Fin. Auth. Rev., Transform 66 P3 Proj., AMT	5.000%		12/31/56	2,000	2,196,640
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.250%		01/01/32	2,055	2,266,213
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.500%		01/01/42	3,000	3,316,980
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Express Lanes LLC Proj., AMT	5.000%		01/01/40	4,780	5,108,577

					15,097,613

Washington — 1.8%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000%		04/01/30	1,000	1,096,970
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.750%		12/01/35	625	665,325
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp., Ser. A, Rfdg.	5.000%		12/01/37	3,000	3,138,600
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250%		06/01/32	1,160	1,254,726
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr., Rdfg. (Pre-refunded 12/01/21)(ee)	5.000%		12/01/42	1,000	1,118,300
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	4.000%		07/01/42	2,500	2,547,125
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.000%		07/01/38	1,100	1,207,481
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg. (Pre-refunded 07/01/20)(ee)	5.500%		07/01/30	1,115	1,216,710

Washington St. Healthcare Facs. Auth. Rev., Virginia Mason Med. Ctr., Rfdg.	4.000%	08/15/42	1,000	999,960
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, Rfdg., 144A	7.375%	01/01/44	2,000	2,323,700

				15,568,897

West Virginia — 0.2%
Monongalia Cnty. Com. Special District, Rev., Univ. Town Ctr., Ser. A, Rfdg., 144A	5.750%	06/01/43	500	518,210
West Virginia Econ. Dev. Auth. Rev., Morgantown Energy Assoc., AMT, Rfdg.	2.875%	12/15/26	830	810,976

				1,329,186

Wisconsin — 1.9%
Pub. Fin. Auth. Arpt. Facs. Rev., Bancroft Neurohealth Proj., Ser. A, 144A	5.125%	06/01/48	1,000	1,009,720
Pub. Fin. Auth. Arpt. Facs. Rev., Celanese Proj., Ser. C, AMT, Rfdg.	4.300%	11/01/30	3,000	3,077,400
Pub. Fin. Auth. Arpt. Facs. Rev., Cornerstone Chrt. Academy Proj., Ser. A, 144A	5.125%	02/01/46	1,000	971,770
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.000%	07/01/42	1,500	1,594,395
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.250%	07/01/28	1,000	1,090,180
Pub. Fin. Auth. Rev., Corvian Cmnty. Sch., Ser. A, 144A	5.125%	06/15/47	2,000	1,948,040
Pub. Fin. Auth. Rev., Mountain Island Chrt. Sch., Ser. L, Rfdg.	5.000%	07/01/47	1,000	1,038,840
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Credit Grp., Ser. A, Rfdg.	4.000%	11/15/46	2,675	2,739,387
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Children’s Hosp. of Wisconsin, Rfdg.	4.000%	08/15/47	2,000	2,055,920
Wisconsin Hlth. & Edl. Facs. Auth. Rev., St. Johns Cmntys., Inc., Ser. B, Rfdg.	5.000%	09/15/45	500	529,745

				16,055,397

Wyoming — 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	526,415

TOTAL INVESTMENTS — 99.7% (cost $832,910,607)				866,021,060
Other assets in excess of liabilities — 0.3%				2,272,683

NET ASSETS — 100.0%				$868,293,743

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
CDD	Community Development District
COP	Certificates of Participation
FRDD	Floating Rate Daily Demand Note
GO	General Obligation

LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter

#	Principal amount shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $448,800 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(t)	Represents zero coupon. Rate quoted represents effective yield at January 31, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$9,671,022	$—
Alaska	—	3,400,000	—
Arizona	—	33,156,321	—
California	—	91,461,351	—
Colorado	—	23,724,492	—
Connecticut	—	5,788,315	—
Delaware	—	3,024,504	—
District of Columbia	—	11,690,469	—
Florida	—	71,052,028	448,800
Georgia	—	7,494,520	—
Guam	—	532,750	—
Hawaii	—	7,619,475	—
Idaho	—	2,102,400	—
Illinois	—	100,295,515	—
Indiana	—	6,345,211	—
Iowa	—	12,076,108	—
Kansas	—	1,064,710	—
Kentucky	—	3,228,615	—
Louisiana	—	7,184,885	—
Maine	—	4,859,350	—
Maryland	—	19,143,695	—
Massachusetts	—	8,983,431	—
Michigan	—	15,654,405	—
Minnesota	—	4,696,970	—
Mississippi	—	2,934,250	—
Missouri	—	20,063,436	—
Nebraska	—	1,227,070	—
Nevada	—	3,520,064	—
New Jersey	—	80,139,605	—
New York	—	37,640,794	—
North Carolina	—	3,216,253	—
North Dakota	—	827,273	—
Ohio	—	39,263,218	—

Oklahoma	—	6,369,240	—
Oregon	—	2,157,470	—
Pennsylvania	—	52,307,910	—
Puerto Rico	—	5,621,363	—
Rhode Island	—	644,070	—
South Carolina	—	4,320,730	—
South Dakota	—	1,767,573	—
Tennessee	—	11,770,379	—
Texas	—	85,501,512	—
Utah	—	2,281,413	—
Vermont	—	1,170,587	—
Virginia	—	15,097,613	—
Washington	—	15,568,897	—
West Virginia	—	1,329,186	—
Wisconsin	—	16,055,397	—
Wyoming	—	526,415	—

Total	$—	$865,572,260	$448,800

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 16, 2018

*	Print the name and title of each signing officer under his or her signature.